Gains or losses on financial assets and liabilities	12 Months Ended
Dec. 31, 2018
Gains or losses on financial assets and liabilities
Gains or losses on financial assets and liabilities

44.   Gains or losses on financial assets and liabilities

Gains/losses on financial assets and liabilities includes the amount of the Other comprehensive income of financial instruments, except those attributable to interest accrued as a result of application of the effective interest method and to allowances, and the gains or losses obtained from the sale and purchase thereof.

a)Breakdown

The detail, by origin, of Gains/losses on financial assets and liability:

	Million of euros
	2018 (*)	2017	2016
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net (IFRS9)	604	—	—
Financial assets at amortised cost	39	—	—
Other financial assets and liabilities	565	—	—
Of which: debt instruments	563	—	—
Of which: equity instruments	—	—	—
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net (IAS39)	—	404	869
Of which financial assets available for sale		472	861
Of which: debt instruments		316	464
Of which: equity instruments	—	156	397
Gains or losses on financial assets and liabilities held for trading, net (**)	1,515	1,252	2,456
Gains or losses on non-trading financial assets and liabilities mandatory at fair value through profit or loss	331	—	—
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, net (**)	(57)	(85)	426
Gains or losses from hedge accounting, net	83	(11)	(23)
	2,476	1,560	3,728

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

(**)  Includes the net result obtained by transactions with debt securities, equity instruments, derivatives and short positions included in this portfolio when the Group jointly manages its risk in these instruments.

As explained in Note 45, the above breakdown should be analysed in conjunction with the exchange differences, net:

	Million of euros
	2018	2017	2016
Exchange differences, net	(679)	105	(1,627)

b)Financial assets and liabilities at fair value through profit or loss

The detail of the amount of the asset balances is as follows:

	Million of euros
	2018	2017	2016
Loans and receivables:	56,323	40,875	40,390
Central banks	9,226	—	—
Credit institutions	23,099	11,585	13,290
Customers	23,998	29,290	27,100
Debt instruments	36,609	39,836	52,320
Equity instruments	12,198	22,286	15,043
Derivatives	55,939	57,243	72,043
	161,069	160,240	179,796

The Group mitigates and reduces this exposure as follows:

-

With respect to derivatives, the Group has entered into framework agreements with a large number of credit institutions and customers for the netting-off of asset positions and the provision of collateral for non-payment.

At December 31, 2018 the actual credit risk exposure of the derivatives was EUR 33,289 million.

-	Loans and advances to credit institutions and Loans and advances to customers included reverse repos amounting to EUR 33,837 million at December 31, 2018.

Also, mortgage-backed assets totalled EUR 1,334 million.

-	Debt instruments include EUR 27,720 million of Spanish and foreign government securities.

At December 31, 2018 the amount of the change in the year in the fair value of financial assets at fair value through profit or loss attributable to variations in their credit risk (spread) was not material.

The detail of the amount of the liability balances is as follows:

	Million of euros
	2018	2017	2016
Deposits	65,304	84,724	48,863
Central banks	14,816	9,142	10,463
Credit institutions	10,891	18,458	5,059
Customer	39,597	57,124	33,341
Marketable debt securities	2,305	3,056	2,791
Short positions	15,002	20,979	23,005
Derivatives	55,341	57,892	74,369
Other financial liabilities	449	589	—
	138,401	167,240	149,028

At December 31, 2018, the amount of the change in the fair value of financial liabilities at fair value through profit or loss attributable to changes in their credit risk during the year is not material.